COMMITMENTS AND CONTINGENCIES (Minimum Future Rental Payments) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014
Commitments and Contingencies Disclosure [Abstract]
2015	$ 25,483
2016	23,253
2017	12,462
2018	20,234
2019	19,612
Thereafter	279,382
Total	$ 380,426